852203

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

04006046

FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXCEPTION

Name of Offering (check if this is an amendment and name has changed, and indicate change.)
CB Richard Ellis Deferred Compensation Plan

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 X Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: X New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer(check if this is an amendment and name has changed, indicate change.)
CB Richard Ellis Services, Inc.

Address of Executive Offices(Number and Street, City, State, Zip Code) 865 South Figueroa Street, Los Angeles, CA 90017	Telephone Number (Including Area Code) (213) 613-3512
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
Commercial Real Estate Services

Type of Business Organization
X corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Month Year
Actual or Estimated Date of Incorporation or Organization: 03 / 89 X Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) DE

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C . 77(d)(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at the address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter X Beneficial Owner(1) ☐ Executive Officer X Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Blum, Richard C.

Business or Residence Address (Number and Street, City, State, Zip Code)
BLUM Capital Partners, 909 Montgomery Street, Suite 400, San Francisco, CA 94133

Check Box(es) that Apply: ☐ Promoter X Beneficial Owner(3) X Executive Officer X Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Wirta, Raymond E.

Business or Residence Address (Number and Street, City, State, Zip Code)
CB Richard Ellis, 355 South Grand Avenue, 31st Floor, Los Angeles, CA 90071

Check Box(es) that Apply: ☐ Promoter X Beneficial Owner(3) X Executive Officer X Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
White, Brett W.

Business or Residence Address (Number and Street, City, State, Zip Code)
CB Richard Ellis, 355 South Grand Avenue, 31st Floor, Los Angeles, CA 90071

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner X Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Kay, Kenneth J.

Business or Residence Address (Number and Street, City, State, Zip Code)
CB Richard Ellis, 355 South Grand Avenue, 31st Floor, Los Angeles, CA 90071

Check Box(es) that Apply: ☐ Promoter X Beneficial Owner(1) ☐ Executive Officer X Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Puscasiu, Chris

Business or Residence Address (Number and Street, City, State, Zip Code)
BLUM Capital Partners, 909 Montgomery Street, Suite 400, San Francisco, CA 94133

Check Box(es) that Apply: ☐ Promoter X Beneficial Owner(1) ☐ Executive Officer X Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Cozad, Jeffrey A.

Business or Residence Address (Number and Street, City, State, Zip Code)
BLUM Capital Partners, 909 Montgomery Street, Suite 400, San Francisco, CA 94133

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer X Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Pion, Jeffrey

Business or Residence Address (Number and Street, City, State, Zip Code)
CB Richard Ellis, 1840 Century Park East, Ste. 700, Beverly Hills, CA 90067

Check Box(es) that Apply: ☐ Promoter X Beneficial Owner(2) ☐ Executive Officer X Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Freeman, Bradford M.

Business or Residence Address (Number and Street, City, State, Zip Code)
Freeman, Spogli & Co., 11100 Santa Monica Blvd., Suite 1900, Los Angeles, CA 90025

Check Box(es) that Apply: ☐ Promoter X Beneficial Owner(3) ☐ Executive Officer X Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Malek, Frederic V.

Business or Residence Address (Number and Street, City, State, Zip Code)
Thayer Capital Partners, 1455 Pennsylvania Avenue, N.W., Suite 350, Washington D.C. 20004

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer X Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Wilson, Gary L.

Business or Residence Address (Number and Street, City, State, Zip Code)
Northwest Airlines, 2700 Lone Oak Pkwy., Dept A1040, Eagan, MN 55121

Check Box(es) that Apply: ☐ Promoter X Beneficial Owner(1) ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Blum Strategic Partners, L.P., Blum Strategic GP, L.L.C., Blum Strategic Partners II, L.P., Blum Strategic Partners II GmbH & Co., and Blum Strategic GP II, L.L.C. (collectively, the "Blum Group")

Business or Residence Address (Number and Street, City, State, Zip Code)
BLUM Capital Partners, 909 Montgomery Street, Suite 400, San Francisco, CA 94133

Check Box(es) that Apply: ☐ Promoter X Beneficial Owner(2) ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
F.S. Equity Partners III, L.P., FS Capital Partners L.P., FS Holdings, Inc., FS Equity Partners International, L.P., FS & Co. International, L.P., and FS International Holdings Limited (collectively, the "FS Group")..

Business or Residence Address (Number and Street, City, State, Zip Code)
Freeman, Spogli & Co., 11100 Santa Monica Blvd., Suite 1900, Los Angeles, CA 90025

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

(1) Blum Strategic Partners, L.P., is a private equity fund managed by Blum Strategic GP, L.L.C. Blum Strategic Partners II, L.P. and Blum Strategic Partners II GmbH & Co. are private equity funds managed by and Blum Strategic GP II, L.L.C. The managing members and members of Blum Strategic GP, L.L.C. and Blum Strategic GP II, L.L.C. include, among others, Richard C. Blum, Chris Puscasiu and Jeffrey A. Cozad.

(2) F.S. Equity Partners III, L.P. is a private equity fund managed by FS Capital Partners L.P. which is managed by FS Holdings, Inc. FS Equity Partners International, L.P. is a private equity fund managed by FS & Co. International, L.P. and FS International Holdings Limited. Bradford M. Freeman, Ronald P. Spogli, William M. Wardlaw, J. Frederick Simmons, John Roth and Charles Rulman, Jr., are the directors, officers and shareholders of FS Holdings, Inc. and FS International Holdings Limited.

(3) Each of Raymond E. Wirta, Brett W. White and Frederic V. Malek does not own 10% of any class of equity securities of the issuer but is party to a shareholder agreement with the Blum Group and the FS Group that may be deemed to create in his favor beneficial interests in all or a portion of the combined holdings of all parties to such agreement.

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	X	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $none

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☐	X

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, individual)
None – the CB Richard Ellis Deferred Compensation Plan is administered by salaried employees of CB Richard Ellis' Human Resources Department

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer
None

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt:	$0	$0
Equity ☐Common ☐ Preferred	$0	$0
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$0	$0
Other: The securities offered are unsecured obligations to pay compensation deferred under the CB Richard Ellis Deferred Compensation Plan	Projected not to exceed $12 million (1)	$0
Total	Projected not to exceed $12 million (1)	$0

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	164	$N/A(1)
Non-accredited Investors	9(2)	$N/A(1)
Total (for filings under Rule 504 only)	N/A	$0

Answer also in Appendix, Column 4, if filing under ULOE.

(1) Participants in the CB Richard Ellis Deferred Compensation are permitted to make deferrals as distinct percentages of their salary, bonus and commission income (a) below $100,000, (b) between $100,000 and $300,000, and (c) in excess of $300,000. Therefore, the amount of the purchases (or the amount of compensation deferred under the plan) will depend on various deferral percentages and the amount of salary, bonuses and commissions earned in 2003. Projections based on prior income experience indicate that the amount of compensation deferred under the CB Richard Ellis Deferred Compensation Plan in 2004 will not exceed $12,000,000.

(2) The issuer has allowed 9 of its employees to participate in the CB Richard Ellis Deferred Compensation Plan for the 2004 year based on their historical salary, bonus and commission experience that supports an expectation of more than $200,000 in income, on average, during the last three years and in 2004. These employees may not have had $200,000 in actual income during each of 2001, 2002 and 2003 due to fluctuations in their bonus and commission income streams, and therefore may not satisfy the literal definition of "Accredited Investor" set forth in paragraph (a)(6) of Rule 501 of Regulation D. Overall, the issuer is limiting participation in the plan to employees whose average annual incomes are more than $200,000 per year.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	none	$0
Regulation A	none	$0
Rule 504	none	$0
Total		$0

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	$0
Printing and Engraving Costs	$0
Legal Fees	$0(1)
Accounting Fees	$0
Engineering Fees	$0
Sales Commissions (specify finders' fees separately)	$0
Other Expenses (identify) ______________	$0
Total	$0

(1) Internal costs of legal staff are not allocated.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... There is no difference.

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b. above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	$0	$0
Purchases of real estate	$0	$0
Purchase, rental or leasing and installation of machinery and equipment	$0	$0
Construction or leasing of plant buildings and facilities	$0	$0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)..........	$0	$0
Repayment of indebtedness	$0	$0
Working capital	$0	$0
Other (specify): Compensation deferrals reduce the issuer's salary and commission expense, resulting in an increase in working capital. The issuer uses substantially all the increased working capital to purchase insurance products to pay future distributions from the Deferred Compensation Plan and to pay payroll taxes associated with the deferred compensation. Any remaining working capital is used for general corporate purposes.............................	$0	$N/A (depends on amount of deferrals)
Column Totals	$0	$N/A (depends on amount of deferrals)
Total Payments Listed (column totals added)	$N/A (see above)	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print of Type)	Signature	Date
CB RICHARD ELLIS SERVICES, INC.	[signature]	January 22, 2004

Name of Signer (Print or Type)	Title of Signer (Print or Type)
Dean E. Miller	Senior Vice President, Assistant General Counsel – Corporate and Assistant Secretary

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

	Yes	No
1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?		X

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
CB RICHARD ELLIS SERVICES, INC.	[signature]	January 22, 2004
Name (Print or Type)	Title (Print or Type)	
Dean E. Miller	Senior Vice President, Assistant General Counsel – Corporate and Assistant Secretary	

Instruction:

Print the name and title of the signing representative under this signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item I)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL		X							
AK		X							
AZ	X		Deferred Compensation Units (1)	10	N/A(1)	2	N/A(1)		X
AR		X							
CA	X		Deferred Compensation Units (1)	85	N/A(1)	5	N/A(1)		X
CO		X	Deferred Compensation Units (1)	4	N/A(1)	0			X
CT		X	Deferred Compensation Units (1)	3	N/A(1)	0			X
DE		X							
DC		X	Deferred Compensation Units (1)	1	N/A(1)	0			
FL	X		Deferred Compensation Units (1)	4	N/A(1)	1	N/A(1)		X
GA		X	Deferred Compensation Units (1)	5	N/A(1)	0			X
HI		X							
ID		X							
IL	X		Deferred Compensation Units (1)	18	N/A(1)	1	N/A(1)		X
IN		X	Deferred Compensation Units (1)	3	N/A(1)	0			X
IA		X							
KS		X							
KY		X							
LA		X							
ME		X							
MD		X	Deferred Compensation Units (1)	2	N/A(1)	0			X
MA		X							
MI		X							
MN		X	Deferred Compensation Units (1)	2	N/A(1)	0			X
MS		X							
MO		X	Deferred Compensation Units (1)	1	N/A(1)	0			X

(1) Participants in the CB Richard Ellis Deferred Compensation Plan may elect to defer specific percentages of their salary, bonus and commission income, in each case to the extent exceeding specified amounts. Such income is variable. Accordingly, amounts deferred under the plan will depend on the deferral percentages, earnings thresholds, and actual income.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item I)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MT		X							
NE		X							
NV		X	Deferred Compensation Units (1)	1	N/A(1)	0			X
NH		X							
NJ		X	Deferred Compensation Units (1)	3	N/A(1)	0			X
NM		X							
NY		X	Deferred Compensation Units (1)	4	N/A(1)	0			X
NC		X							
ND		X							
OH		X							
OK		X							
OR		X	Deferred Compensation Units (1)	4	N/A(1)	0			X
PA		X	Deferred Compensation Units (1)	3	N/A(1)	0			X
RI		X							
SC		X							
SD		X							
TN		X							
TX		X	Deferred Compensation Units (1)	8	N/A(1)	0			X
UT		X							
VT		X							
VA		X	Deferred Compensation Units (1)	1	N/A(1)	0			X
WA		X	Deferred Compensation Units (1)	2	N/A(1)	0			X
WV		X							
WI		X							
WY		X							
PR		X							

(1) Participants in the CB Richard Ellis Deferred Compensation Plan may elect to defer specific percentages of their salary, bonus and commission income, in each case to the extent exceeding specified amounts. Such income is variable. Accordingly, amounts deferred under the plan will depend on the deferral percentages, earnings thresholds, and actual income.

OMB APPROVAL	
OBM Number:	3235-0076
Expires:	August 31, 1998
Estimated average burden hours per response	16.00

SEC USE ONLY		
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